Condensed Financial Information of the Parent Company (Details) - Statements of Cash Flows - Parent Company [Member] - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022		Sep. 30, 2021	[1]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in investing activities	$ (10,621,341)	$ (1,903,038)
Net cash provided by financing activities	10,852,185	1,907,208
Effect of exchange rate changes on cash
Net increase in cash	230,844	4,170
Cash at the beginning of the year	4,170		[1]
Cash at the end of the year	$ 235,014	$ 4,170

[1]	The Company was established on September 29, 2021 and has no operation for the year ended September 30, 2021.